Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible Notes

NOTE –  5 CONVERTIBLE NOTES

The Company received proceeds of $40,100 from the issuance of convertible notes during the nine months ended September 30, 2013. The convertible notes were related to a Special Private Offering of Subordinated Convertible Debt, dated October 15, 2012. Pursuant to the terms of the Private Offering, the principal amount of the notes and all accrued interest automatically convert into the securities sold in the Company’s next round of equity financing at a discount of 25%. The notes are due on October 16, 2013 with an annual interest rate of 12%.

The Company evaluated the embedded conversion feature under ASC 815 “Derivatives and Hedging” and determined derivative accounting does not apply to this conversion feature. The Company also evaluated the conversion feature under ASC 470-20 “Debt with Conversion and Other Options” and determined a beneficial conversion feature was not present.

In addition to the convertible notes issued during the nine months ended September 30, 2013, the Company also issued a total of 3,000 member units to the note holders of $20,100 of the total $40,100 in principal value. The fair value of the member units of $3,000, which was determined using the fair value of the most recent member units for cash transaction, was recorded as a debt discount on the notes and will be amortized using the effective interest method through the maturity date of the notes of October 16, 2013.

NOTE – 7 CONVERTIBLE NOTES

The Company had outstanding balances on its convertible notes in the amount of $70,000 and $--as of December 31, 2012 and 2011, respectively. The convertible note was related to a Special Private Offering of Subordinated Convertible Debt, dated October 15, 2012. Pursuant to the terms of the Private Offering, the principal amount of the notes and all accrued interest automatically convert into the securities sold in the Company’s next round of equity financing at a discount of 25%. The notes are due on October 16, 2013 with an annual interest rate of 12%.

Accordingly, the Company recorded interest expenses of $4,201 and $-- during the years ended December 31, 2012 and 2011, respectively.

The Company evaluated the embedded conversion feature under ASC 815 “Derivatives and Hedging” and determined derivative accounting does not apply to this conversion feature. The Company also evaluated the conversion feature under ASC 470-20 “Debt with Conversion and Other Options” and determined a beneficial conversion feature was not present.